Related Party Transactions (Details Narrative)	Sep. 12, 2024 USD ($)	Sep. 05, 2024 Integer	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 23, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Other current liabilities			$ 224,186	$ 173,163
Debt instrument, issuance date		Sep. 23, 2024
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 100,000
Share Purchase Agreement [Member]
Related Party Transaction [Line Items]
Reduction of debt					$ 2,000,000
Notes Payable to Banks [Member]
Related Party Transaction [Line Items]
Debt instrument convertible, number of equity instruments | Integer		1
Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Debt instrument convertible, number of equity instruments | Integer		2
Related Party [Member] | Seven Gc Co Holdings Inc [Member]
Related Party Transaction [Line Items]
Other current liabilities			$ 0			$ 67,118